PROPERTY AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) building
PROPERTY AND EQUIPMENT
Assets of disposal group held for sale	$ 0	$ 1,249,000
Property and equipment, gross	100,984,000	152,899,000
Less: accumulated depreciation and amortization expense	(21,816,000)	(26,223,000)
Property and equipment, net	79,168,000	126,676,000
Total depreciation and amortization	5,300,000	7,300,000
Total depreciation expense and amortization expense pertaining to discontinued operations	0	100,000
Roswell, Georgia
PROPERTY AND EQUIPMENT
Asset impairment charges		$ 500,000
Number of office buildings | building		2
Wynne, Arkansas
PROPERTY AND EQUIPMENT
Asset impairment charges		$ 100,000
Buildings and improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 84,108,000	128,912,000
Buildings and improvements | Minimum
PROPERTY AND EQUIPMENT
Useful lives	5 years
Buildings and improvements | Maximum
PROPERTY AND EQUIPMENT
Useful lives	40 years
Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 12,286,000	16,469,000
Equipment | Minimum
PROPERTY AND EQUIPMENT
Useful lives	2 years
Equipment | Maximum
PROPERTY AND EQUIPMENT
Useful lives	10 years
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 3,988,000	7,128,000
Construction in process
PROPERTY AND EQUIPMENT
Property and equipment, gross	602,000	$ 390,000
Roswell, Georgia | Discontinued Operations, Disposed of by Sale
PROPERTY AND EQUIPMENT
Asset impairment charges	$ 21,000